UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Tax-Free Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2010

1

John Hancock Tax-Free Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Corporate Bonds 1.41%				$6,816,845
(Cost $6,895,509)

Diversified Financial Services 0.77%				3,701,435
Municipal Mortgage & Equity, LLC (P)(S)	7.500%	06/30/49	$3,895,429	3,701,435

Thrifts & Mortgage Finance 0.64%				3,115,410
Charter MAC Equity Issuer Trust, Series A-4-1 (S)	5.750	05/15/15	3,000,000	3,115,410

Municipal Bonds 97.64%				$473,098,204
(Cost $432,645,314)

Alabama 0.42%				2,054,520
Birmingham Special Care Facilities Financing Authority	6.125	06/01/34	2,000,000	2,054,520

Arizona 3.96%				19,178,650
Arizona Health Facilities Authority (H)	8.200	06/01/21	2,150,000	2,150
Maricopa County Pollution Control Corp., Series B	7.250	04/01/40	1,000,000	1,125,400
Phoenix Civic Improvement Corp. District, Series B
(Zero steps up to 5.500% on 07/01/13) (D)	Zero	07/01/28	1,000,000	912,800
Pima County Arizona Industrial Development Authority,
Series A	4.950	10/01/20	1,000,000	1,001,590
Salt River Project Agricultural Improvement & Power District
Electric System, Series A	5.000	01/01/33	7,000,000	7,318,290
Salt River Project Agricultural Improvement & Power District
Electric System, Series A	5.000	01/01/38	4,500,000	4,662,180
Salt River Project Agricultural Improvement & Power District
Electric System, Series A	5.000	01/01/39	4,000,000	4,156,240

California 15.97%				77,377,421
Foothill Eastern Transportation Corridor Agency	Zero	01/15/25	5,000,000	1,769,750
Foothill Eastern Transportation Corridor Agency, Series A	Zero	01/01/19	30,000,000	22,634,100
M-S-R Energy Authority, Series B	7.000	11/01/34	2,500,000	2,798,625
Madera County Certificates of Participation (D)	6.500	03/15/15	13,185,000	14,377,715
Millbrae Residential Facility Revenue, Series A AMT	7.375	09/01/27	1,740,000	1,689,331
San Bernardino County (D)	5.500	08/01/17	9,130,000	9,462,058
San Bernardino County	5.500	08/01/22	2,500,000	2,621,675
San Diego Redevelopment Agency, Series A	5.750	09/01/23	25,000	22,601
San Joaquin Hills Transportation Corridor Agency	Zero	01/01/14	5,000,000	4,709,850
San Joaquin Hills Transportation Corridor Agency	Zero	01/01/17	4,900,000	4,077,976
San Joaquin Hills Transportation Corridor Agency	Zero	01/01/20	2,000,000	1,428,060
San Joaquin Hills Transportation Corridor Agency, Series A	5.650	01/15/17	10,000,000	9,528,000
Santa Ana Financing Authority, Series A (D)	6.250	07/01/19	2,000,000	2,257,680

Colorado 3.74%				18,128,945
Colorado Springs Utilities Revenue, Series C	5.250	11/15/42	2,825,000	2,982,466
Denver, Colorado City & County Airport Revenue, Series A	5.250	11/15/36	5,000,000	5,137,550
E-470 Public Highway Authority, Series B	Zero	09/01/34	7,000,000	1,148,420
E-470 Public Highway Authority, Series B1 (D)	5.500	09/01/24	2,000,000	1,992,080
Northwest Parkway Public Highway Authority, Series D	7.125	06/15/41	2,885,000	3,178,029
Public Authority for Colorado Energy	6.250	11/15/28	3,500,000	3,690,400

Connecticut 0.65%				3,157,680
Connecticut State Health & Educational Facility Authority,
Series Z3	5.050	07/01/42	3,000,000	3,157,680

2

John Hancock Tax-Free Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

District of Columbia 3.62%				$17,517,413
District of Columbia	6.500%	05/15/33	$5,000,000	4,940,350
Metropolitan Washington DC Airports Authority (D)	Zero	10/01/33	6,565,000	1,501,744
Metropolitan Washington DC Airports Authority (D)	Zero	10/01/35	6,470,000	1,296,394
Metropolitan Washington DC Airports Authority (D)	Zero	10/01/36	7,250,000	1,350,240
Metropolitan Washington DC Airports Authority, Series A	5.250	10/01/44	2,000,000	2,060,720
Metropolitan Washington DC Airports Authority, Series C	5.125	10/01/39	5,000,000	5,123,750
Metropolitan Washington DC Airports Authority, Series C
(Zero steps up to 6.500% on 10/01/16) (D)	Zero	10/01/41	1,750,000	1,244,215

Florida 5.80%				28,112,513
Bonnet Creek Resort Community Development District	7.375	05/01/34	1,500,000	1,440,300
Bonnet Creek Resort Community Development District	7.250	05/01/18	1,000,000	941,180
Capital Projects Finance Authority, Series A	7.850	08/15/31	3,500,000	3,725,925
Capital Projects Finance Authority, Series G	9.125	10/01/11	800,000	810,752
Capital Trust Agency, Series A (S)	8.950	10/01/33	3,000,000	3,636,300
Crossings at Fleming Island Community Development District,
Series C	7.100	05/01/30	1,000,000	989,300
Hernando County, Criminal Justice (D)	7.650	07/01/16	500,000	620,950
Miami-Dade County Aviation Revenue, Series A	5.500	10/01/36	3,250,000	3,303,105
Miami-Dade County Aviation Revenue, Series A-1	5.375	10/01/41	3,000,000	3,013,080
Miami-Dade County Water & Sewer Revenue	5.000	10/01/34	2,000,000	1,994,280
Orange County School Board, Series A (D)	Zero	08/01/13	5,000,000	4,685,950
Orlando Utilities Commission, Series D	6.750	10/01/17	2,200,000	2,634,962
Stoneybrook West Community Development District, Series A	7.000	05/01/32	310,000	316,429

Georgia 4.89%				23,712,221
Atlanta Tax Allocation, Series B	5.600	01/01/30	1,000,000	910,710
Georgia Municipal Electric Authority, Series C (D)	5.700	01/01/19	4,895,000	5,561,993
Georgia Municipal Electric Authority, Series Y (D)	6.500	01/01/17	145,000	171,042
Georgia Municipal Electric Authority, Series Z (D)	5.500	01/01/20	5,840,000	6,740,822
Georgia Municipal Electric Authority, Series BB	5.700	01/01/19	980,000	1,106,694
Georgia Municipal Electric Authority, Series EE (D)	7.250	01/01/24	2,000,000	2,566,880
Georgia Municipal Electric Authority, Series 2005 (D)	6.500	01/01/17	4,695,000	5,566,190
Monroe County Development Authority, Series A	6.800	01/01/12	1,000,000	1,087,890

Illinois 5.26%				25,462,600
Chicago Board of Education, Series A (D)	5.500	12/01/30	3,650,000	4,054,858
Chicago Board of Education, Series A (D)	Zero	12/01/18	5,440,000	3,753,981
Chicago Tax Increment Revenue, Series B	6.750	06/01/22	3,000,000	2,997,120
Illinois Development Finance Authority (D)	5.850	01/15/14	3,000,000	3,321,300
Illinois Finance Authority, Series A	7.250	11/01/38	1,500,000	1,640,115
Kane County Community Unit School District No: 304, Series
A (D)	Zero	01/01/17	4,705,000	3,722,549
Lake County Community Consolidated School District No: 24
(D)	Zero	01/01/22	2,440,000	1,351,394
Round Lake Lakewood Grove Special Service Area No: 1	6.700	03/01/33	1,000,000	1,159,410
Will County Community Unit School District No: 365 (D)	Zero	11/01/21	5,780,000	3,461,873

Indiana 0.67%				3,249,060
Indiana Finance Authority, Series B	6.000	08/01/39	3,000,000	3,249,060

Kentucky 2.07%				10,041,643
Kentucky Economic Development Finance Authority, Series A-1
(D)	6.000	12/01/33	1,000,000	1,090,950
Kentucky Economic Development Finance Authority, Series C
(D)	6.100	10/01/21	5,000,000	5,463,865

3

John Hancock Tax-Free Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Kentucky (continued)
Kentucky State Property & Buildings Commission (D)	5.250%	02/01/29	$3,250,000	$3,486,828

Louisiana 0.53%				2,562,475
Louisiana Local Government Environmental Facilities	6.750	11/01/32	2,500,000	2,562,475

Massachusetts 4.77%				23,097,194
Commonwealth of Massachusetts, Series C (D)	5.500	12/01/24	8,000,000	9,759,440
Massachusetts Bay Transportation Authority, Series A-2	Zero	07/01/26	13,595,000	6,370,073
Massachusetts Health & Educational Facilities Authority	5.000	07/01/32	2,470,000	2,483,412
Massachusetts Health & Educational Facilities Authority,
Series B	9.200	12/15/31	3,500,000	4,321,695
Massachusetts Health & Educational Facilities Authority,
Series C	5.750	07/01/32	85,000	87,191
Massachusetts Water Pollution Abatement, Series A	6.375	02/01/15	75,000	75,383

Michigan 0.24%				1,146,190
Detroit Water Supply System Revenue, Series B (D)	7.000	07/01/36	1,000,000	1,146,190

Missouri 0.64%				3,081,960
Fenton Tax Increment Revenue	7.000	10/01/21	955,000	1,055,600
Missouri State Health & Educational Facilities Authority	5.625	05/15/39	2,000,000	2,026,360

Nebraska 1.34%				6,477,792
Central Plains Energy Project Revenue, Series A	5.250	12/01/20	4,970,000	5,052,204
Omaha Public Power District, Series B	6.200	02/01/17	1,200,000	1,425,588

New Hampshire 0.26%				1,283,150
New Hampshire Health & Education Facilities Authority	6.000	10/01/24	1,250,000	1,283,150

New Jersey 5.04%				24,417,262
New Jersey Economic Development Authority	7.000	10/01/14	1,000,000	990,660
New Jersey Health Care Facilities Financing Authority	8.000	07/01/27	1,120,000	929,835
New Jersey State Turnpike Authority, Series E	5.250	01/01/40	4,500,000	4,680,495
New Jersey State Turnpike Authority, Series I	5.000	01/01/35	3,750,000	3,855,525
Tobacco Settlement Financing Corp.	6.750	06/01/39	5,000,000	5,910,200
Tobacco Settlement Financing Corp.	6.250	06/01/43	4,000,000	4,664,200
Tobacco Settlement Financing Corp., Series 1A	4.500	06/01/23	3,575,000	3,386,347

New York 13.95%				67,574,093
Brooklyn Arena Local Development Corp.	6.250	07/15/40	1,000,000	1,032,660
Brooklyn Arena Local Development Corp.	6.000	07/15/30	2,500,000	2,556,675
New York City Industrial Development Agency AMT (P)	5.500	01/01/24	1,500,000	1,525,350
New York City Industrial Development Agency, Series A	6.250	03/01/15	2,000,000	2,020,560
New York City Municipal Water Finance Authority, Series 2009-
EE	5.250	06/15/40	3,000,000	3,185,700
New York City Municipal Water Finance Authority, Series B	6.000	06/15/33	375,000	384,488
New York City Municipal Water Finance Authority, Series F (V)	0.150	06/15/35	1,300,000	1,300,000
New York City Municipal Water Finance Authority, Series GG-1	5.000	06/15/39	10,000,000	10,376,000
New York City Transitional Finance Authority, Series A
(Zero steps up to 14.00% on 11/01/11)	Zero	11/01/29	5,000,000	4,908,650
New York City Transitional Finance Authority, Series S-3	5.375	01/15/34	2,000,000	2,126,920
New York City Transitional Finance Authority, Series S-3	5.250	01/15/39	3,000,000	3,140,760
New York City Transitional Finance Authority, Series S-4	5.500	01/15/39	2,995,000	3,237,296
New York Liberty Development Corp.	5.250	10/01/35	3,500,000	3,532,865
New York State Dormitory Authority, Series A	5.500	05/15/19	1,000,000	1,149,380
New York State Dormitory Authority, Series A	5.000	02/15/39	2,500,000	2,597,000

4

John Hancock Tax-Free Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

New York (continued)
New York State Dormitory Authority, Series B	7.500%	05/15/11	$235,000	$247,868
New York State Housing Finance Agency, Series A	8.000	05/01/11	700,000	734,524
Port Authority of New York & New Jersey	5.000	10/01/29	3,500,000	3,692,745
Port Authority of New York & New Jersey AMT	6.750	10/01/19	8,700,000	7,851,228
Triborough Bridge & Tunnel Authority	5.000	11/15/33	9,025,000	9,369,304
Westchester Tobacco Asset Securitization Corp.	6.950	07/15/39	2,000,000	2,604,120

Ohio 1.24%				6,016,824
Buckeye Ohio Tobacco Settlement Financing Authority,
Series A-2	5.125	06/01/24	5,375,000	4,942,474
Ohio Air Quality Development Authority, Series C AMT (P)	7.250	11/01/32	1,000,000	1,074,350

Oklahoma 0.40%				1,961,860
Tulsa Municipal Airport Trust Trustees, Series A AMT (P)	7.750	06/01/35	2,000,000	1,961,860

Oregon 1.37%				6,630,430
Clackamas County School District No. 12, Series B (D)
(Zero steps up to 5.00% on 06/15/11)	Zero	06/15/28	5,630,000	5,546,732
Western Generation Agency, Series B AMT	5.000	01/01/14	1,100,000	1,083,698

Pennsylvania 3.68%				17,850,118
Allegheny County Hospital Development Authority, Series A	5.000	11/15/28	3,500,000	2,729,720
Allegheny County Redevelopment Authority	5.600	07/01/23	1,000,000	852,650
Carbon County Industrial Development Authority AMT	6.700	05/01/12	4,960,000	4,958,958
Luzerne County Industrial Development Authority	5.500	12/01/39	1,000,000	1,017,290
Pennsylvania Turnpike Commission, Series C	Zero	12/01/38	4,000,000	757,840
Philadelphia Authority for Industrial Development AMT	7.750	12/01/17	3,250,000	3,253,380
Philadelphia School District, Series E	6.000	09/01/38	4,000,000	4,280,280

Puerto Rico 5.09%				24,646,832
Commonwealth of Puerto Rico (D)(P)	11.276	07/01/11	9,600,000	10,641,792
Puerto Rico Aqueduct & Sewer Authority (D)(P)	11.364	07/01/11	6,500,000	7,489,950
Puerto Rico Aqueduct & Sewer Authority (D)	6.000	07/01/11	200,000	215,230
Puerto Rico Public Buildings Authority, Series P	6.750	07/01/36	3,000,000	3,259,500
Puerto Rico Sales Tax Financing Authority, Series A	Zero	08/01/32	4,000,000	3,040,360

Rhode Island 0.20%				962,803
Town of Tiverton, Series A	6.875	05/01/22	960,000	962,803

South Carolina 3.75%				18,193,879
Richland County AMT	6.100	04/01/23	3,325,000	3,354,659
South Carolina State Public Service Authority, Series A	5.500	01/01/38	6,000,000	6,478,980
South Carolina State Public Service Authority, Series E	5.000	01/01/40	8,000,000	8,360,240

South Dakota 1.02%				4,935,700
Educational Enhancement Funding Corp., Series B	6.500	06/01/32	5,000,000	4,935,700

Texas 4.51%				21,877,007
Bexar County Health Facilities Development Corp.	6.300	07/01/32	1,000,000	1,126,640
Brazos River Authority, Series A AMT	8.250	10/01/30	2,000,000	1,362,640
Brazos River Authority, Series A AMT	7.700	04/01/33	1,500,000	954,360
Harris County, Series C	5.000	08/15/49	5,000,000	5,000,300
Houston Independent School District Public Financing Corp.,
Series A (D)	Zero	09/15/16	900,000	750,087
Lower Colorado River Authority	5.625	05/15/39	4,000,000	4,218,800
Mission Economic Development Corp., Series A AMT	5.200	04/01/18	1,000,000	1,001,440
North Texas Tollway Authority, Series A	6.000	01/01/25	3,000,000	3,247,140

5

John Hancock Tax-Free Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value
Texas (continued)
North Texas Tollway Authority, Series K-2	6.000%	01/01/38	$4,000,000	$4,215,600

Utah 0.18%				879,974
Salt Lake City, Series A	8.125	05/15/15	760,000	879,974

Washington 0.63%				3,051,795
State of Washington, Series A	6.750	02/01/15	1,000,000	1,149,030
Washington Public Power Supply Systems, Series B	7.125	07/01/16	1,500,000	1,902,765

West Virginia 0.65%				3,128,790
West Virginia State Hospital Finance Authority	6.750	09/01/22	3,000,000	3,128,790

Wisconsin 0.45%				2,158,080
State of Wisconsin	5.750	05/01/33	2,000,000	2,158,080

Wyoming 0.65%				3,171,330
Campbell County Solid Waste Facilities Revenue, Series A	5.750	07/15/39	3,000,000	3,171,330

			Par value	Value

Short-Term Investments 0.21%				$1,037,000
(Cost $1,037,000)

Repurchase Agreement 0.21%				1,037,000
Repurchase Agreement with State Street Corp. dated 02/26/10
at 0.01% to be repurchased at $1,037,001 on 03/01/10,
collateralized by $1,050,000 Federal Home Loan Mortgage
Corp., 2.075% due 06/18/12 (valued at $1,059,188 including
interest)			1,037,000	1,037,000

Total investments (Cost $440,577,823)† 99.26%				$480,952,049

Other assets and liabilities, net 0.74%				$3,601,388

Total net assets 100.00%				$484,553,437

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

As a % of total
Insurance coverage	investments
Ambac Financial Group, Inc.	3.56%
Assured Guaranty Ltd.	4.18%
Financial Guaranty Insurance Company	2.56%
National Public Financing Guaranty
Insurance Corp.	15.80%

(H) Defaulted Security. Currently, the issuer is in default with respect to interest payments.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

6

John Hancock Tax-Free Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

(V) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable upon demand and are shown at their current rate as of February 28, 2010.

† At February 28, 2010, the aggregate cost of investment securities for federal income tax purposes was $440,255,103. Net unrealized appreciation aggregated $40,696,946 of which $46,258,515 related to appreciated investment securities and $5,561,569 related to depreciated investment securities.

7

Notes to the Schedule of Investments (Unaudited)

Security Valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2010, all investments for the Fund are categorized as Level 2 under the hierarchy discussed above.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (NYSE). The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

8

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.

9

520Q3 2/10
4/10

John Hancock

MUTUAL FUNDS

John Hancock High Yield Municipal Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2010

1

High Yield Municipal Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Corporate Bonds 0.40%				$1,030,150
(Cost $1,000,000)

Thrifts & Mortgage Finance 0.40%				1,030,150
Charter MAC Equity Centerline Equity Issuer Trust (S)	6.000%	05/15/19	$1,000,000	1,030,150

Municipal Bonds 97.93%				$253,791,424
(Cost $235,865,153)

Alabama 2.27%				5,879,480
Birmingham Special Care Facilities Financing Authority	6.125	06/01/34	2,000,000	2,054,520
Courtland Industrial Development Board, Series A AMT	5.200	06/01/25	2,000,000	1,789,880
Selma Industrial Development Board, Series A	6.250	11/01/33	2,000,000	2,035,080

Arizona 3.07%				7,964,935
Maricopa County Industrial Development Authority, Series A	6.000	07/01/39	3,000,000	3,119,340
Maricopa County Pollution Control Corp., Series A	6.250	01/01/38	1,000,000	1,010,960
Maricopa County Pollution Control Corp., Series A (P)	6.000	05/01/29	1,500,000	1,583,835
Maricopa County Pollution Control Corp., Series B	7.250	04/01/40	2,000,000	2,250,800

California 9.18%				23,793,844
California Pollution Control Financing Authority AMT	6.750	09/01/19	1,000,000	1,005,990
California State Public Works Board, Series D	6.250	04/01/34	1,000,000	1,042,880
California Statewide Communities Development Authority, Series A	7.250	10/01/38	1,000,000	1,021,990
Foothill Eastern Transportation Corridor Agency	Zero	01/15/36	4,000,000	633,040
Foothill Eastern Transportation Corridor Agency, Series A	Zero	01/01/18	7,950,000	6,312,936
Golden State Tobacco Securitization Corp., Series A-1	4.500	06/01/27	5,935,000	5,452,247
M-S-R Energy Authority, Series A	6.500	11/01/39	1,500,000	1,585,935
M-S-R Energy Authority, Series B	7.000	11/01/34	1,500,000	1,679,175
Millbrae Residential Facility Revenue, Series A AMT	7.375	09/01/27	995,000	966,026
San Bernardino County (D)	5.500	08/01/17	2,500,000	2,590,925
Southern California Public Power Authority, Series A	5.250	11/01/26	1,500,000	1,502,700

Colorado 2.60%				6,728,380
Colorado Health Facilities Authority, Series A	9.000	01/01/34	750,000	808,875
Colorado Health Facilities Authority, Series A	5.750	01/01/26	1,000,000	896,320
E-470 Public Highway Authority, Series B	Zero	09/01/35	15,700,000	2,387,185
Public Authority for Colorado Energy	6.250	11/15/28	2,500,000	2,636,000

Connecticut 0.60%				1,555,665
Hamden Facility Revenue, Series A	7.750	01/01/43	1,500,000	1,555,665

District of Columbia 1.05%				2,714,656
Metropolitan Washington DC Airports Authority, Series B	Zero	10/01/39	4,600,000	581,716
Metropolitan Washington DC Airports Authority, Series C (D)	Zero	10/01/41	3,000,000	2,132,940

Florida 10.28%				26,637,215
Bonnet Creek Resort Community Development District	7.375	05/01/34	1,055,000	1,013,011
Bonnet Creek Resort Community Development District	7.250	05/01/18	1,445,000	1,360,005
Capital Projects Finance Authority, Series A	7.850	08/15/31	2,000,000	2,129,100
Capital Projects Finance Authority, Series G	9.125	10/01/11	875,000	886,760
Capital Region Community Development District, Series A	7.000	05/01/39	1,250,000	1,198,988
Capital Trust Agency, Series A (S)	8.950	10/01/33	1,000,000	1,212,100
Crossings at Fleming Island Community Development District,
Series C	7.100	05/01/30	1,000,000	989,300
Heritage Harbour North Community Development District	6.375	05/01/38	1,245,000	978,607

2

High Yield Municipal Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Florida (continued)
Live Oak Community Development District No: 1, Series A	6.300%	05/01/34	$1,000,000	$1,015,260
Miami Beach Health Facilities Authority, Series A	6.125	11/15/11	390,000	391,119
Miami-Dade County Aviation Revenue, Series A	5.500	10/01/36	2,000,000	2,032,680
Miami-Dade County Aviation Revenue, Series A AMT (D)	5.000	10/01/38	2,000,000	1,845,800
Miami-Dade County Aviation Revenue, Series A-1	5.500	10/01/41	1,100,000	1,115,818
Orlando Urban Community Development District	6.250	05/01/34	1,000,000	838,990
Orlando Urban Community Development District	6.000	05/01/20	640,000	564,915
Pensacola Airport Revenue AMT	6.000	10/01/28	2,000,000	2,102,600
Poinciana Community Development District, Series A	7.125	05/01/31	1,200,000	1,199,832
Seminole Indian Tribe of Florida, Series A (S)	5.250	10/01/27	1,000,000	902,010
South Kendall Community Development District, Series A	5.900	05/01/35	945,000	882,828
Tolomato Community Development District	6.650	05/01/40	1,000,000	842,980
Tolomato Community Development District No: 8	6.450	05/01/23	1,000,000	883,160
Village Community Development District	6.375	05/01/38	900,000	792,261
Village Community Development District No: 5, Series A	6.500	05/01/33	1,415,000	1,459,091

Georgia 7.02%				18,182,921
Atlanta Tax Allocation, Series B	5.600	01/01/30	1,500,000	1,366,065
Atlanta Water & Waste Water Revenue (D)	5.000	11/01/19	10,000,000	10,542,500
Atlanta Water & Waste Water Revenue, Series A	6.000	11/01/28	1,000,000	1,059,380
Clayton County Development Authority AMT	9.000	06/01/35	1,000,000	1,012,050
Gainesville & Hall County Development Authority, Series A-2	6.625	11/15/39	1,100,000	1,140,931
Marietta Development Authority	7.000	06/15/30	1,500,000	1,428,180
Municipal Electric Authority of Georgia, Series D	5.500	01/01/26	1,500,000	1,633,815

Guam 0.82%				2,132,980
Guam Government, Series A	7.000	11/15/39	2,000,000	2,132,980

Hawaii 0.42%				1,081,210
Hawaii State Department of Budget & Finance, Series A	9.000	11/15/44	1,000,000	1,081,210

Illinois 2.00%				5,175,570
Chicago Tax Increment Revenue, Series B	6.750	06/01/22	2,000,000	1,998,080
Illinois Development Finance Authority, Series C1 (P)	5.950	08/15/26	1,000,000	990,670
Illinois Finance Authority, Series A	7.250	11/01/38	2,000,000	2,186,820

Indiana 1.14%				2,950,754
Crown Point Economic Development Revenue, Series A	8.000	11/15/39	1,250,000	1,231,638
Indiana Finance Authority, Series B	6.000	08/01/39	1,000,000	1,083,020
St. Joseph County, Series A	6.000	05/15/26	230,000	213,978
St. Joseph County, Series A	6.000	05/15/38	475,000	422,118

Iowa 0.47%				1,218,510
Altoona Urban Renewal Tax Increment Revenue	6.000	06/01/34	1,000,000	1,014,840
Iowa Finance Authority	9.250	07/01/25	180,000	203,670

Kentucky 1.17%				3,041,650
Kentucky Economic Development Finance Authority	6.500	03/01/45	2,000,000	1,978,180
Owen County Kentucky Waterworks System Revenue, Series A	6.250	06/01/39	1,000,000	1,063,470

Louisiana 2.08%				5,402,495
Louisiana Local Government Environmental Facilities	6.750	11/01/32	3,000,000	3,074,970
St. John Baptist Parish Revenue, Series A	5.125	06/01/37	2,500,000	2,327,525

Maryland 1.57%				4,058,790
Baltimore County, Series A	7.000	09/01/38	1,000,000	978,270

3

High Yield Municipal Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Maryland (continued)
Maryland Economic Development Corp.	6.200%	09/01/22	$2,000,000	$2,287,900
Prince Georges County	5.250	07/01/35	1,000,000	792,620

Massachusetts 3.50%				9,078,815
Massachusetts Development Finance Agency AMT (P)	5.000	02/01/36	1,000,000	909,520
Massachusetts Development Finance Agency, Series 0-1	5.000	10/01/40	1,000,000	1,015,960
Massachusetts Development Finance Agency, Series B AMT	5.500	12/01/19	1,700,000	1,578,450
Massachusetts Health & Educational Facilities Authority, Series B	9.200	12/15/31	2,500,000	3,086,925
Massachusetts Health & Educational Facilities Authority, Series E-1	5.125	07/01/33	1,000,000	924,990
Massachusetts State College Building Authority, Series A	5.500	05/01/49	1,500,000	1,562,970

Michigan 0.86%				2,219,830
Michigan Strategic Fund Ltd.	5.625	07/01/20	1,000,000	1,102,630
Michigan Strategic Fund Ltd., Series A-1 AMT (P)	6.750	12/01/28	1,000,000	1,117,200

Minnesota 0.38%				988,170
North Oak Senior Housing Revenue	6.000	10/01/27	1,000,000	988,170

Mississippi 0.38%				996,770
Mississippi Business Finance Corp.	5.875	04/01/22	1,000,000	996,770

Missouri 0.74%				1,907,156
Missouri Joint Municipal Electric Utility Commission, Series A	6.000	01/01/39	1,000,000	1,061,900
St. Louis Airport Revenue	6.625	07/01/34	800,000	845,256

Nevada 2.56%				6,627,490
Clark County Nevada Industrial Development Revenue, Series A
AMT	5.600	10/01/30	3,000,000	2,772,360
Clark County Passenger Facility Charge Revenue	5.250	07/01/42	3,000,000	2,935,800
Sparks Tourism Improvement District No: 1, Series A (S)	6.750	06/15/28	1,000,000	919,330

New Hampshire 0.98%				2,548,510
New Hampshire Business Finance Authority, Series A AMT (P)	6.875	12/01/29	1,000,000	1,075,390
New Hampshire Business Finance Authority, Series B AMT (D)	4.750	05/01/21	1,500,000	1,473,120

New Jersey 3.77%				9,769,210
New Jersey Economic Development Authority AMT	6.625	09/15/12	2,460,000	2,436,728
New Jersey Economic Development Authority AMT	6.250	09/15/29	1,000,000	880,200
New Jersey Health Care Facilities Financing Authority	8.000	07/01/27	1,250,000	1,037,763
New Jersey Health Care Facilities Financing Authority, Series A	6.875	07/01/30	1,000,000	1,001,830
New Jersey State Educational Facilities Authority	7.500	12/01/32	1,000,000	1,129,580
Tobacco Settlement Financing Corp.	6.250	06/01/43	1,000,000	1,166,050
Tobacco Settlement Financing Corp., Series 1A	4.500	06/01/23	2,235,000	2,117,059

New York 6.21%				16,080,281
Brooklyn Arena Local Development Corp.	6.375	07/15/43	1,000,000	1,029,980
Chautauqua County Industrial Development Agency	5.875	04/01/42	1,350,000	1,368,887
Long Island Power Authority, Series A	5.750	04/01/39	2,500,000	2,717,450
Long Island Power Authority, Series C (D)	5.250	09/01/29	1,475,000	1,627,825
New York City Industrial Development Agency AMT	7.500	08/01/16	2,000,000	1,987,000
New York City Industrial Development Agency, Series A	6.250	03/01/15	1,500,000	1,515,420
New York City Municipal Water Finance Authority, Series F (V)	0.150	06/15/35	1,800,000	1,800,000
New York Liberty Development Corp.	5.250	10/01/35	3,500,000	3,532,865
Port Authority of New York & New Jersey AMT	6.750	10/01/19	555,000	500,854

4

High Yield Municipal Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

North Carolina 0.86%				$2,238,620
North Carolina Eastern Municipal Power Agency, Series A	5.500%	01/01/26	$1,000,000	1,064,000
North Carolina Eastern Municipal Power Agency, Series C	6.750	01/01/24	1,000,000	1,174,620

Ohio 3.43%				8,881,520
Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2	5.125	06/01/24	3,900,000	3,586,167
Cleveland Ohio Airport Revenue AMT	5.375	09/15/27	2,510,000	1,947,183
Hickory Chase Community Authority	7.000	12/01/38	1,000,000	652,350
Ohio Air Quality Development Authority, Series A (P)	5.750	06/01/33	1,500,000	1,621,470
Ohio Air Quality Development Authority, Series C AMT (P)	7.250	11/01/32	1,000,000	1,074,350

Oklahoma 1.54%				3,986,982
Oklahoma Municipal Power Authority, Series A	6.000	01/01/38	1,685,000	1,835,336
Tulsa Municipal Airport Trust Trustees	6.250	06/01/20	1,375,000	1,170,716
Tulsa Municipal Airport Trust Trustees, Series A AMT (P)	7.750	06/01/35	1,000,000	980,930

Oregon 0.60%				1,557,944
Western Generation Agency, Series B AMT	5.000	01/01/14	1,105,000	1,088,624
Western Generation Agency, Series B AMT	5.000	01/01/16	500,000	469,320

Pennsylvania 4.08%				10,582,170
Allegheny County Hospital Development Authority, Series A	5.000	11/15/28	1,000,000	779,920
Allegheny County Industrial Development Authority	6.875	05/01/30	1,000,000	1,031,430
Allegheny County Industrial Development Authority	5.500	11/01/16	1,000,000	1,000,300
Pennsylvania Economic Development Financing Authority	7.000	07/15/39	2,500,000	2,787,400
Pennsylvania Economic Development Financing Authority	6.250	01/01/32	1,000,000	1,030,280
Pennsylvania Turnpike Commission, Series C	Zero	12/01/38	4,000,000	757,840
Pennsylvania Turnpike Commission, Series E	Zero	12/01/38	5,000,000	3,195,000

Puerto Rico 5.38%				13,949,115
Commonwealth of Puerto Rico, Series B	6.500	07/01/37	2,000,000	2,124,940
Commonwealth of Puerto Rico, Series C	6.000	07/01/39	1,000,000	1,026,520
Puerto Rico Aqueduct & Sewer Authority, Series A	6.000	07/01/38	1,000,000	1,015,640
Puerto Rico Aqueduct & Sewer Authority, Series A
(Zero steps up to 6.125% on 07/01/11)	Zero	07/01/24	1,500,000	1,489,305
Puerto Rico Electric Power Authority, Series TT	5.000	07/01/32	1,250,000	1,205,900
Puerto Rico Sales Tax Financing Authority, Series A	5.750	08/01/37	2,000,000	2,061,540
Puerto Rico Sales Tax Financing Authority, Series A	Zero	08/01/32	3,000,000	2,280,270
Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/42	2,000,000	1,993,900
Puerto Rico Sales Tax Financing Corp., Series A (D)	Zero	08/01/41	5,000,000	751,100

Rhode Island 0.21%				539,814
Tobacco Settlement Financing Corp., Series A	6.000	06/01/23	200,000	203,836
Town of Tiverton, Series A	6.875	05/01/22	335,000	335,978

South Carolina 0.13%				339,335
Lancaster County, Series A	5.750	12/01/37	970,000	339,335

Tennessee 1.82%				4,726,722
Johnson City Health & Educational Facilities, Series A	7.500	07/01/33	1,000,000	1,128,440
Tennessee Energy Acquisition Corp., Series C	5.000	02/01/25	3,720,000	3,598,282

Texas 12.05%				31,221,952
Bexar County Health Facilities Development Corp.	6.300	07/01/32	150,000	168,996
Brazos Harbor Industrial Development Corp. AMT (P)	5.900	05/01/38	1,500,000	1,467,165
Brazos River Authority, Series A AMT	7.700	04/01/33	3,500,000	2,226,840
Guadalupe-Blanco River Authority AMT	6.400	04/01/26	1,000,000	1,000,690

5

High Yield Municipal Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Texas (continued)
Gulf Coast Industrial Development Authority AMT	8.000%	04/01/28	$2,100,000	$2,119,551
Gulf Coast Waste Disposal Authority, Series A AMT	6.100	08/01/24	1,500,000	1,482,930
Harris County Health Facilities Development Corp., Series B	7.250	12/01/35	1,000,000	1,122,500
Matagorda County Navigation District, Series A	6.300	11/01/29	1,000,000	1,085,260
Metro Health Facilities Development Corp.	7.250	01/01/31	1,000,000	956,500
Mission Economic Development Corp. AMT (P)	6.000	08/01/20	975,000	1,062,935
Mission Economic Development Corp., Series A AMT	5.200	04/01/18	1,500,000	1,502,160
North Texas Tollway Authority, Series A	6.250	01/01/39	3,000,000	3,209,880
North Texas Tollway Authority, Series C	5.250	01/01/44	1,500,000	1,490,490
North Texas Tollway Authority, Series F	5.750	01/01/38	4,500,000	4,567,680
North Texas Tollway Authority, Series K-2	6.000	01/01/38	1,000,000	1,053,900
Tarrant County Cultural Education Facilities Finance Corp.	6.375	11/15/44	2,000,000	1,990,060
Texas Municipal Gas Acquisition & Supply Corp., Series D	6.250	12/15/26	3,500,000	3,713,815
Travis County Health Facilities Development Corp.	7.000	11/01/30	1,000,000	1,000,600

Virgin Islands 0.42%				1,080,870
Virgin Islands Public Finance Authority, Series A	6.750	10/01/37	1,000,000	1,080,870

Virginia 0.88%				2,284,580
Washington County Industrial Development Authority, Series C	7.750	07/01/38	2,000,000	2,284,580

Washington 0.40%				1,044,760
Washington Health Care Facilities Authority, Series A	6.500	11/15/33	1,000,000	1,044,760

Wisconsin 0.30%				774,413
Wisconsin Health & Educational Facilities Authority, Series A	7.625	09/15/39	750,000	774,413

Wyoming 0.71%				1,847,340
Sweetwater County AMT	5.600	12/01/35	2,000,000	1,847,340

			Par value	Value

Short-Term Investments 0.96%				$2,506,000
(Cost $2,506,000)

Repurchase Agreement 0.96%				2,506,000
Repurchase Agreement with State Street Corp. dated 02/26/10
at 0.01% to be repurchased at $2,506,002 on 03/01/10,
collateralized by $2,535,000 U.S. Treasury Bill, 2.075% due
06/18/12 (valued at $2,557,181 including interest)
			2,506,000	2,506,000

Total investments (Cost $239,371,153)† 99.29%				$257,327,574

Other assets and liabilities, net 0.71%				$1,832,771

Total net assets 100.00%				$259,160,345

The percentage shown for each investment category is
the total value of that category as a percentage of the net
assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

6

High Yield Municipal Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments
Assured Guaranty Ltd.	4.93%

CIFG Holding Ltd.	1.35%

National Public Finance Guaranty
Insurance Company	1.87%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable upon demand and are shown at their current rate as of February 28, 2010.

† At February 28, 2010, the aggregate cost of investment securities for federal income tax purposes was $239,276,305. Net unrealized appreciation aggregated $18,051,269 of which $21,681,642 related to appreciated investment securities and $3,630,373 related to depreciated investment securities.

7

Notes to the Schedule of Investments (Unaudited)

Security Valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2010, all investments for the Fund are categorized as Level 2 under the hierarchy discussed above.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (NYSE). The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

8

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.

9

590Q3 2/10
4/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: April 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: April 19, 2010

By: /s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date: April 19, 2010